Investments (Details 1) - BRL (R$) R$ in Thousands	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of joint ventures [line items]
Assets	R$ 2,044,368	R$ 1,357,614
Current	616,607	440,827
Cash and cash equivalents	171,045	106,627	R$ 104,314	R$ 43,798
Non current	1,401,904	916,787
Liabilities	922,799	477,081
Current	400,092	226,618
Cresca's [Member]
Disclosure of joint ventures [line items]
Assets	3,489	2,876
Current	3,447	2,865
Cash and cash equivalents	175	349
Accounts receivable, inventories and other receivables	3,272	2,516
Non current	42	11
Other noncurrent	42	11
Liabilities	260	365
Current	260	365
Trade payables, taxes and loans	260	365
Total net assets	R$ 3,229	R$ 2,511
Company's interest - 50%	50.00%	50.00%
Company's interest in net assets at estimated fair value	R$ 1,615	R$ 1,256